Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1		$ 350,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2		0.15
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3		100,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4		0.75
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5		(50,000)
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6		0.15
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7		(300,000)
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8		0.15
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9		100,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10		0.75
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11		(100,000)
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12		0.75
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13		214,506
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14		0.75
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 15		1,948,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 16		0.44
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 17		2,162,506
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 18		0.47
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	100,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2	0.75
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	(100,000)
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	0.75
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	214,506
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	0.75
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7	1,948,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	0.44
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9	2,162,506
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10	0.47
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11	424,440
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12	0.60
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13	$ 2,586,946
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14	0.49